Note 15 - Mezzanine Equity and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Common Shares Reserved for Future Issuance, Warrants [Table Text Block]
	December 31,
(in whole numbers)	2024	2023	Exercise Price	Expiration Date
Investors - July 2024 financing	75,579	-	$64.00	01/23/30
Investors - April 2023 financing	4,710	4,710	$2,637.00	04/24/28
Investors - February 2023 warrant repricing	49	49	$9,684.00	07/21/28
Investors - January 2023 warrant repricing	214	213	$9,684.00	06/20/28
Investors - March 2021 financing	106	107	$162,000.00	03/25/26
Investors - May 2020 financing	58	58	$358,875.00	05/22/25
LPH II Investments Limited	1	1	$745,200.00	04/04/25
Total	80,717	5,138